Stock Incentive Plan - Summary of the Status of Stock Options Under the Stock Incentive Plan (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2018
Share-based Payment Arrangement [Abstract]
Number of Shares, Beginning Balance	2,680	4,424	5,173
Number of Shares, Granted
Number of Shares, Exercised	(699)	(495)	(448)
Number of Shares, Forfeited or expired	(141)	(1,249)	(301)
Number of Shares, Ending Balance	1,840	2,680	4,424
Number of Shares, Exercisable	1,786	2,450	3,240
Weighted Average Exercise Price, Beginning Balance	$ 0.43	$ 0.44	$ 0.44
Weighted Average Exercise Price, Granted
Weighted Average Exercise Price, Exercised	0.42	0.42	0.41
Weighted Average Exercise Price, Forfeited or expired	0.47	0.46	0.52
Weighted Average Exercise Price, Ending Balance	0.43	0.43	0.44
Weighted Average Exercise Price, Exercisable	$ 0.43	$ 0.42	$ 0.41
Weighted Average Remaining Contractual Term, Outstanding	5 years 4 months 24 days	5 years 10 months 24 days	6 years 10 months 24 days	6 years 9 months 18 days
Weighted Average Remaining Contractual Term, Exercised	5 years 4 months 24 days	5 years 2 months 12 days	6 years 4 months 24 days
Weighted Average Remaining Contractual Term, Forfeitures or expired	5 years 9 months 18 days	6 years 1 month 6 days	6 years 10 months 24 days
Weighted Average Remaining Contractual Term, Exercisable	5 years 4 months 24 days	5 years 9 months 18 days	6 years 8 months 12 days
Intrinsic Value of Outstanding Options, Beginning Balance	$ 5,573	$ 4,088	$ 4,431
Intrinsic Value of Outstanding Options, Exercised	4,689	468	397
Intrinsic Value of Outstanding Options, Ending Balance	12,348	5,573	4,088
Intrinsic Value of Outstanding Options, Exercisable	$ 11,992	$ 5,116	$ 3,069